Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 4,329,000	$ 9,798,000	$ 7,888,000
Asset Retirement Obligation	100,000	100,000
Weighted Average Number of Shares Outstanding, Basic	3,803,331	3,803,331
Weighted Average Number of Shares Outstanding, Diluted	3,803,000	4,089,679
Land Improvements [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	0 years
Land Improvements [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Building and Building Improvements [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Building and Building Improvements [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Annual Membership Fees [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Deferred Revenue	$ 2,300,000	$ 2,300,000
Assuming Dilution [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	4,091,862
AWMS Holdings, LLC [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Equity Method Investment, Ownership Percentage	47.00%